CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 9,073	$ 3,892
Restricted cash	4,432	3,787
Accounts receivable, net	45,343	33,844
Prepaid expenses and other current assets	2,853	2,045
Current assets from discontinued operations	281	340
Total current assets	61,982	43,908
Defered tax assets, net	349	337
Investments	3,500
Property and equipment, net	3,205	1,758
Non current assets from discontinued operations	25	513
Goodwill	1,044	314
Other assets	658	326
Total assets	70,763	47,156
CURRENT LIABILITIES:
Notes payable-banks	10,015	8,352
Accounts payable	5,459	3,158
Accrued expenses and other current liabilities	30,708	26,336
Income tax payable	3,144	1,130
Value added tax (VAT) payable	7,223	6,170
Loan payable	1,198
Loan payable to related party, including accrued interest	1,409
Current liabilities from discontinued operations	41	219
Total current liabilities	59,197	45,365
Convertible notes payable to a related party, including accrued interest	37,589	34,511
Other liabilities	719	440
Non current liabilities from discontinued operations		317
Total liabilities	97,505	80,633
COMMITMENTS AND CONTINGENCIES (NOTES 7 AND 15)
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 33,333,334 shares authorized as of December 31, 2017 and 2016; 21,000,000 shares issued and outstanding as of December 31, 2017 and 2016.	10,655	10,655
Additional paid-in capital	23,128	23,128
Accumulated deficit	(53,734)	(59,554)
Accumulated other comprehensive loss	(6,914)	(7,859)
Non controlling interest in subsidiaries	123	153
Total shareholders' deficit	(26,742)	(33,477)
Total liabilities and shareholders' deficit	$ 70,763	$ 47,156